UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
August 31, 2017 (Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 36.35%
Diversified Banks - 16.81%
Bank of America Corp.
2.467% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	$2,213,000	$2,235,310
BB&T Corp.
2.750%, 04/01/2022	2,466,000	2,532,355
Citigroup, Inc.
3.400%, 05/01/2026	2,329,000	2,354,160
Fifth Third Bank
2.150%, 08/20/2018	2,258,000	2,269,309
JPMorgan Chase & Co.
3.782% until 02/01/2027, then 3 Month LIBOR USD + 1.340%, 02/01/2028 (a)(b)	1,887,000	1,960,677
Wachovia Corp.
5.750%, 02/01/2018	1,999,000	2,032,906
		13,384,717
Drug Retail - 1.86%
CVS Health Corp.
2.250%, 12/05/2018	1,475,000	1,484,971
Food Retail - 3.34%
The Kroger Co.
7.500%, 04/01/2031	1,967,000	2,658,128
Home Improvement Retail - 3.67%
The Home Depot, Inc.
5.875%, 12/16/2036	2,238,000	2,926,740
Homebuilding - 2.01%
NVR, Inc.
3.950%, 09/15/2022	1,514,000	1,598,829
Integrated Telecommunication Services - 3.12%
Verizon Communications, Inc.
5.250%, 03/16/2037	2,293,000	2,481,360
Investment Banking & Brokerage - 2.93%
Morgan Stanley
6.375%, 07/24/2042	1,720,000	2,331,021
Miscellaneous Intermediation - 2.61%
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	2,036,000	2,076,515
Total Corporate Bonds (Cost $28,312,345)		28,942,281

	Shares
Exchange Traded Funds - 18.12%
Vanguard Mortgage-Backed Securities ETF	271,965	14,425,024
Total Exchange Traded Funds (Cost $14,466,771)		14,425,024

	Principal
	Amount
Municipal Bonds - 24.65%
California - 4.28%
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	789,582
Metropolitan Water District of Southern California
6.538%, 07/01/2039	500,000	541,275
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,076,560
		3,407,417

Florida - 2.96%
County of Miami-Dade, FL Aviation Revenue
2.604%, 10/01/2025	2,380,000	2,356,938
Louisiana - 1.01%
New Orleans Aviation Board
2.227%, 01/01/2020	800,000	803,760
Nevada - 2.80%
Country of Clark, NV
6.750%, 07/01/2029	550,000	626,598
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,606,404
		2,233,002
New York - 10.83%
City of New York, NY
5.676%, 10/01/2034	430,000	461,794
County of Westchester, NY
5.000%, 06/01/2024	250,000	264,235
Metropolitan Transportation Authority
3.118%, 07/01/2025	1,500,000	1,546,455
7.336%, 11/15/2039	1,825,000	2,837,382
Nassau County Interim Finance Authority
1.976%, 11/15/2019	150,000	151,350
New York City Transitional Finance Authority Future Tax Secured Revenue
5.932%, 11/01/2036	225,000	250,627
New York City Water & Sewer System
5.790%, 06/15/2041	1,255,000	1,378,793
New York State Urban Development Corp.
2.100%, 03/15/2022	980,000	983,881
State of New York Mortgage Agency
1.590%, 04/01/2018	750,000	751,028
		8,625,545
Texas - 2.77%
City of Fort Worth, TX
3.375%, 03/01/2027	1,300,000	1,355,328
Jasper Independent School District
4.000%, 02/15/2033	800,000	850,640
		2,205,968
Total Municipal Bonds (Cost $19,546,298)		19,632,630

U.S. Government Notes/Bonds - 16.77%
United States Treasury Inflation Indexed Bonds
1.125%, 01/15/2021	8,510,328	8,868,514
United States Treasury Note/Bond
1.250%, 04/30/2019	3,871,000	3,867,371
2.500%, 02/15/2045	647,000	619,692
Total U.S. Government Notes/Bonds (Cost $13,327,859)		13,355,577

U.S. Treasury Bill - 2.33%
United States Treasury Bill
0.992%, 09/28/2017 (c)	1,859,000	1,857,710
Total U.S. Treasury Bills (Cost $1,857,620)		1,857,710

	Shares
Money Market Funds - 1.18%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.878% (d)	937,959	937,959
Total Money Market Funds (Cost $937,959)		937,959

Total Investments (Cost $78,448,852) - 99.40%		79,151,181
Other Assets in Excess of Liabilities - 0.60%		476,932
Total Net Assets - 100.00%		$79,628,113

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2017.
(b)	Adjustable rate security.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	The rate shown represents the seven day yield at August 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Equity Allocation Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
Common Stocks - 93.36%
Aerospace & Defense - 2.17%
DigitalGlobe, Inc. (a)	4,550	$156,520
Safran SA (b)	22,382	2,173,292
Triumph Group, Inc.	2,695	70,879
		2,400,691
Airlines - 2.77%
Southwest Airlines Co.	41,116	2,143,789
United Continental Holdings, Inc. (a)	12,994	805,108
Wizz Air Holdings PLC (a)(b)(c)	3,275	124,929
		3,073,826
Auto Components - 0.23%
Gentherm, Inc. (a)	4,822	150,206
Standard Motor Products, Inc.	2,313	102,003
		252,209
Automobiles - 0.95%
Hyundai Motor Co. (b)	8,448	1,054,832
Banks - 13.94%
ABN AMRO Group NV (b)(c)	42,068	1,178,621
Bank Rakyat Indonesia Persero Tbk PT (b)	839,300	954,158
BNP Paribas SA (b)	29,032	2,207,239
Grupo Financiero Banorte SAB de CV (b)	146,600	1,000,333
HDFC Bank Ltd. - ADR	1,296	126,269
ICICI Bank Ltd. - ADR	103,646	971,163
ING Groep NV (b)	123,443	2,191,207
JPMorgan Chase & Co.	21,768	1,978,494
Lloyds Banking Group PLC (b)	1,392,828	1,148,095
Swedbank AB (b)	72,787	1,968,813
The Siam Commercial Bank PLC (b)	15,100	68,559
Wells Fargo & Co.	32,509	1,660,235
		15,453,186
Biotechnology - 2.77%
Alnylam Pharmaceuticals, Inc. (a)	4,302	368,810
Biogen, Inc. (a)	3,536	1,119,357
Galapagos NV (a)(b)	5,736	529,965
Regeneron Pharmaceuticals, Inc. (a)	1,489	739,884
Ultragenyx Pharmaceutical, Inc. (a)	5,480	312,689
		3,070,705
Building Products - 1.59%
AAON, Inc.	4,157	135,518
Cie de Saint-Gobain (b)	27,563	1,511,040
Simpson Manufacturing Co., Inc.	2,695	117,987
		1,764,545
Commercial Services & Supplies - 0.36%
Healthcare Services Group, Inc.	5,930	303,616
Stericycle, Inc. (a)	1,327	95,398
		399,014
Construction & Engineering - 0.20%
Kinden Corp. (b)	13,700	223,974
Construction Materials - 2.69%
Cemex SAB de CV - ADR	120,571	1,122,516
HeidelbergCement AG (b)	18,224	1,750,159
Semen Indonesia Persero Tbk PT (b)	134,200	105,553
		2,978,228

Consumer Finance - 2.51%
FirstCash, Inc.	3,102	182,087
ORIX Corp. (b)	93,400	1,496,913
SLM Corp. (a)	9,108	92,628
Synchrony Financial	32,963	1,014,931
		2,786,559
Diversified Financial Services - 0.18%
FactSet Research Systems, Inc.	1,265	198,833
Diversified Telecommunication Services - 2.70%
KT Corp. (b)	6,034	167,001
KT Corp. - ADR	21,036	346,884
Nippon Telegraph & Telephone Corp. (b)	49,800	2,479,262
		2,993,147
Electric Utilities - 4.25%
Korea Electric Power Corp. (b)	64,896	2,479,888
The Kansai Electric Power Co., Inc. (b)	158,800	2,226,726
		4,706,614
Electrical Equipment - 0.70%
Mitsubishi Electric Corp. (b)	52,700	779,803
Electronic Equipment, Instruments & Components - 3.48%
Badger Meter, Inc.	3,430	157,437
IPG Photonics Corp. (a)	1,729	303,941
Kyocera Corp. (b)	26,300	1,579,056
Littelfuse, Inc.	1,461	271,980
Samsung SDI Co. Ltd. (b)	7,599	1,327,786
Trimble, Inc. (a)	5,727	221,520
		3,861,720
Energy Equipment & Services - 0.10%
Newpark Resources, Inc. (a)	14,064	113,215
Food & Staples Retailing - 1.44%
CVS Health Corp.	20,611	1,594,055
Food Products - 0.13%
Aryzta AG (a)(b)	4,449	140,175
Gas Utilities - 0.81%
Infraestructura Energetica Nova SAB de CV (b)	24,000	130,865
Tokyo Gas Co. Ltd. (b)	144,000	763,473
		894,338
Health Care Equipment & Supplies - 4.13%
Abaxis, Inc.	1,904	88,003
Abbott Laboratories	25,226	1,285,012
ABIOMED, Inc. (a)	1,919	289,385
Becton, Dickinson & Co.	6,531	1,302,543
Edwards Lifesciences Corp. (a)	2,220	252,325
Inogen, Inc. (a)	2,969	284,430
Insulet Corp. (a)	3,768	218,770
Integer Holdings Corp. (a)	3,230	148,419
Masimo Corp. (a)	2,914	245,883
Merit Medical Systems, Inc. (a)	7,569	312,600
Nuvectra Corp. (a)	1,786	19,271
ResMed, Inc.	1,698	131,731
		4,578,372
Health Care Providers & Services - 0.14%
Chemed Corp.	762	150,335
Health Care Technology - 1.80%
Cerner Corp. (a)	18,613	1,261,589
Medidata Solutions, Inc. (a)	3,165	237,248
Omnicell, Inc. (a)	4,659	239,007
Vocera Communications, Inc. (a)	9,113	253,797
		1,991,641

Hotels, Restaurants & Leisure - 4.06%
Carnival Corp. (b)	3,327	231,160
Carnival PLC (b)	6,446	448,504
Compass Group PLC (b)	86,980	1,859,956
Royal Caribbean Cruises Ltd. (b)	15,791	1,965,348
		4,504,968
Household Durables - 2.27%
Berkeley Group Holdings PLC (b)	22,135	1,072,513
Sony Corp. (b)	34,600	1,369,064
Sony Corp. - ADR	1,743	69,075
		2,510,652
Insurance - 3.09%
Prudential PLC (b)	93,401	2,192,508
Reinsurance Group of America, Inc.	8,979	1,207,227
Samsung Fire & Marine Insurance Co., Ltd. (b)	110	27,021
		3,426,756
Internet & Catalog Retail - 1.31%
Amazon.com, Inc. (a)	1,475	1,446,385
Internet Software & Services - 8.31%
Alphabet, Inc. - Class C (a)	2,816	2,645,154
Baidu, Inc. - ADR (a)	6,371	1,452,907
Facebook, Inc. - Class A (a)	14,599	2,510,590
NAVER Corp. (b)	169	113,355
NIC, Inc.	6,032	98,623
Tencent Holdings Ltd. (b)	56,900	2,394,334
		9,214,963
IT Services - 1.74%
Visa, Inc. - Class A	18,648	1,930,441
Life Sciences Tools & Services - 0.87%
Illumina, Inc. (a)	4,724	965,869
Machinery - 3.75%
Amada Holdings Co. Ltd. (b)	93,300	1,023,456
Atlas Copco AB (b)	33,916	1,330,598
KION Group AG (b)	11,442	1,045,185
Pentair PLC (b)	12,151	753,970
		4,153,209
Metals & Mining - 0.21%
Grupo Mexico SAB de CV (b)	69,800	230,334
Multi-Utilities - 0.72%
WEC Energy Group, Inc.	12,175	794,054
Oil, Gas & Consumable Fuels - 4.62%
BP PLC - ADR	50,166	1,742,265
Cabot Oil & Gas Corp.	22,217	567,644
ConocoPhillips	23,625	1,031,468
Exxon Mobil Corp.	1,103	84,192
Kinder Morgan, Inc.	69,716	1,347,610
Range Resources Corp.	1,599	27,759
Royal Dutch Shell PLC - Class A - ADR	1	55
Royal Dutch Shell PLC - Class B - ADR	5,654	320,186
		5,121,179
Pharmaceuticals - 3.51%
Aspen Pharmacare Holdings Ltd. (b)	3,751	83,631
Bristol-Myers Squibb Co.	2,617	158,276
Hanmi Pharm Co., Ltd. (b)	192	68,850
Kyowa Hakko Kirin Co. Ltd. (b)	6,700	118,261
Novartis AG (b)	5,196	438,060
Novartis AG - ADR	18,017	1,518,653
Shire PLC - ADR	10,107	1,509,885
		3,895,616

Professional Services - 0.14%
Mistras Group, Inc. (a)	7,937	150,089
Real Estate Management & Development - 1.09%
Vonovia SE (b)	28,503	1,205,620
Semiconductors & Semiconductor Equipment - 0.43%
Microsemi Corp. (a)	5,418	272,958
Samsung Electronics Co., Ltd. (b)	97	199,676
		472,634
Software - 3.14%
Microsoft Corp.	22,180	1,658,398
Oracle Corp.	30,561	1,538,135
PROS Holdings, Inc. (a)	8,605	226,656
Synchronoss Technologies, Inc. (a)	3,643	61,166
		3,484,355
Specialty Retail - 0.52%
Foot Locker, Inc.	16,456	579,745
Technology Hardware, Storage & Peripherals - 0.56%
NCR Corp. (a)	15,655	571,877
Stratasys Ltd. (a)(b)	2,160	48,341
		620,218
Textiles, Apparel & Luxury Goods - 2.82%
Carter's, Inc.	2,085	180,790
Luxottica Group SpA (b)	19,026	1,096,568
NIKE, Inc. - Class B	20,424	1,078,591
Shenzhou International Group Holdings Ltd. (b)	96,000	771,574
		3,127,523
Water Utilities - 0.16%
American Water Works Co., Inc.	2,137	172,883
Total Common Stocks (Cost $84,805,491)		103,467,510

Mutual Funds - 4.09%
Federated Institutional High-Yield Bond Fund - Institutional Class	147,268	1,485,936
Nuveen Preferred Securities Fund - Class I	172,202	3,047,975
Total Mutual Funds (Cost $4,328,304)		4,533,911

Preferred Stocks - 0.82%
Automobiles - 0.39%
Hyundai Motor Co. (b)	4,824	437,225
Banks - 0.26%
Bancolombia SA - ADR	2,864	130,054
Itau Unibanco Holding SA - ADR	12,030	153,623
		283,677
Insurance - 0.17%
Samsung Fire & Marine Insurance Co., Ltd. (b)	1,147	190,217
Total Preferred Stocks (Cost $873,980)		911,119

Real Estate Investment Trusts - 0.17%
Iron Mountain, Inc.	4,770	188,033
Total Real Estate Investment Trusts (Cost $152,712)		188,033

Money Market Funds - 1.53%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.878% (d)	1,691,569	1,691,569
Total Money Market Funds (Cost $1,691,569)		1,691,569

Total Investments (Cost $91,852,056) - 99.97%		110,792,142
Other Assets in Excess of Liabilities - 0.03%		35,109
Total Net Assets - 100.00%		$110,827,251

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	The rate shown represents the seven day yield as of August 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2017 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.26%
Alaska - 2.56%
Alaska Housing Finance Corp.
4.000%, 06/01/2018	$450,000	$460,309
5.000%, 12/01/2020	550,000	617,254
5.250%, 12/01/2021	1,155,000	1,167,197
		2,244,760
Arizona - 1.39%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2031	200,000	206,912
Glendale Municipal Property Corp.
5.000%, 07/01/2027	1,000,000	1,013,460
		1,220,372
Colorado - 0.70%
Denver City & County School District No. 1
5.000%, 12/01/2028	500,000	610,740
Connecticut - 1.12%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	125,000	125,002
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2037 (a)	100,000	111,003
2.000%, 07/01/2042 (a)	310,000	306,280
State of Connecticut Special Tax Revenue
5.000%, 08/01/2020	400,000	440,936
		983,221
District of Columbia - 0.14%
District of Columbia
5.250%, 07/15/2045	120,000	124,441
Florida - 3.13%
County of Miami-Dade, FL Aviation Revenue
5.500%, 10/01/2019	500,000	545,860
County of Miami-Dade, FL Water & Sewer System Revenue
3.000%, 10/01/2017	250,000	250,393
Florida Housing Finance Corp.
2.250%, 01/01/2026	500,000	502,315
3.200%, 07/01/2030	975,000	1,004,542
Florida Water Pollution Countrol Financing Corp.
5.000%, 07/15/2018	420,000	435,275
		2,738,385
Hawaii - 0.24%
County of Hawaii, HI
5.000%, 07/15/2023	200,000	207,152
Indiana - 1.43%
Indiana Health Facility Financing Authority
1.350%, 11/01/2027 (a)	1,250,000	1,252,488
Maryland - 1.48%
Maryland Community Development Administration
1.400%, 07/01/2019	1,290,000	1,298,011
Minnesota - 1.34%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,000,000	1,171,400
Nebraska - 1.19%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	1,000,000	1,041,040
Nevada - 11.30%
Clark County School District
5.000%, 06/15/2020	1,000,000	1,106,290
5.000%, 06/15/2028	1,600,000	1,938,544

County of Clark Department of Aviation
5.000%, 07/01/2029	1,760,000	2,071,643
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,166,890
5.000%, 06/01/2030	700,000	846,937
5.000%, 06/01/2030	1,300,000	1,507,883
State of Nevada
5.000%, 12/01/2026	1,250,000	1,262,463
		9,900,650
New Hampshire - 0.61%
New Hampshire Health and Education Facilities Authority Act
5.000%, 04/01/2029	500,000	539,145
New Jersey - 0.86%
Garden State Preservation Trust
5.125%, 11/01/2017	500,000	503,335
New Jersey Economic Development Authority
5.000%, 12/15/2017	250,000	252,868
		756,203
New York - 30.20%
City of New York, NY
3.000%, 08/01/2018	100,000	101,975
5.000%, 10/01/2020	70,000	70,207
6.000%, 10/15/2023	185,000	195,591
6.000%, 10/15/2023	305,000	322,532
5.125%, 12/01/2026	150,000	151,518
Housing Development Corp.
0.950%, 11/01/2017	200,000	200,078
Metropolitan Transportation Authority
2.000%, 10/02/2017	160,000	160,162
5.250%, 11/15/2017	1,000,000	1,008,790
5.000%, 11/15/2024	1,000,000	1,007,990
5.000%, 11/15/2029	1,000,000	1,168,170
Monroe County Industrial Development Corp.
5.000%, 07/01/2022	275,000	324,778
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,790,595
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2025	750,000	933,787
5.000%, 02/01/2029	1,000,000	1,151,330
New York City Water & Sewer System
5.000%, 06/15/2019	1,000,000	1,011,780
5.000%, 06/15/2026	1,400,000	1,598,534
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,024,220
New York State Dormitory Authority
5.000%, 03/15/2020	925,000	1,019,470
New York State Environmental Facilities Corp.
5.000%, 06/15/2018	315,000	325,348
5.000%, 06/15/2021	1,000,000	1,032,850
New York State Urban Development Corp.
5.000%, 03/15/2019	500,000	531,530
5.000%, 12/15/2023	190,000	192,223
5.000%, 12/15/2023	85,000	86,006
5.000%, 03/15/2029	2,500,000	2,941,950
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,010,160
5.000%, 05/01/2027	1,000,000	1,217,420
5.000%, 09/01/2028	500,000	604,960
5.000%, 12/01/2028	100,000	119,641
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	1,010,000	1,246,724
5.000%, 10/15/2027	1,000,000	1,231,350
Somers Central School District
4.000%, 09/15/2017	1,000,000	1,000,840

Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	800,000	840,256
5.000%, 11/15/2030	675,000	831,181
		26,453,946
North Carolina - 0.77%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	679,308
Ohio - 9.61%
County of Butler, OH
5.500%, 11/01/2040	1,200,000	1,363,152
Ohio Higher Educational Facility Commission
5.000%, 01/01/2020	75,000	82,006
5.000%, 01/01/2026	500,000	576,090
5.000%, 01/01/2028	1,000,000	1,149,450
5.250%, 01/01/2029	1,450,000	1,470,662
Ohio Housing Finance Agency
5.000%, 11/01/2019	600,000	650,508
Ohio Water Development Authority
5.000%, 12/01/2030	1,675,000	2,065,007
Ohio Water Development Authority Water Pollution Control Loan Fund
5.250%, 12/01/2019	350,000	383,870
State of Ohio
4.000%, 01/01/2019	250,000	260,275
5.000%, 01/01/2024	400,000	421,784
		8,422,804
Oregon - 0.12%
City of Portland, OR Sewer System Revenue
4.250%, 06/15/2019	100,000	102,699
Pennsylvania - 6.71%
Allegheny County Hospital Development Authority
5.000%, 05/15/2018	100,000	102,904
5.000%, 06/15/2018	315,000	325,222
5.000%, 09/01/2018	1,050,000	1,093,123
5.000%, 10/15/2018	250,000	261,505
City of Philadelphia, PA Water & Wastewater Revenue
5.250%, 01/01/2036	100,000	105,773
Commonwealth of Pennsylvania
5.000%, 11/01/2020	450,000	452,903
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	500,000	494,330
3.200%, 10/01/2031	710,000	717,618
Pennsylvania Turnpike Commission
5.500%, 06/01/2033	1,000,000	1,034,410
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	675,000	740,786
5.000%, 03/01/2027	500,000	546,915
		5,875,489
Tennessee - 3.20%
Tennessee Housing Development Agency
1.350%, 07/01/2020	1,600,000	1,605,072
Tennessee State School Bond Authority
5.000%, 05/01/2018	150,000	152,073
5.000%, 11/01/2018	1,000,000	1,048,090
		2,805,235
Texas - 12.03%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,002,490
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	206,800
City of Garland, TX
5.000%, 02/15/2028	400,000	424,208
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	157,674
5.250%, 12/01/2048	150,000	158,134
Dallas/Fort Worth International Airport
5.000%, 11/01/2028	1,000,000	1,115,230

Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (a)	1,000,000	1,021,310
La Joya Independent School District
5.000%, 02/15/2028	550,000	682,149
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,174,089
State of Texas
5.000%, 10/01/2018	1,000,000	1,044,740
Tarrant Regional Water District
5.000%, 03/01/2029	1,000,000	1,196,860
Texas State University System
5.000%, 03/15/2021	100,000	109,870
Tomball Independent School District
1.100%, 02/15/2043 (a)	2,250,000	2,243,970
		10,537,524
Virginia - 3.27%
City of Virginia Beach, VA
5.000%, 10/01/2027	250,000	250,743
Virginia College Building Authority
5.000%, 02/01/2019	1,225,000	1,245,886
Virginia Commonwealth Transportation Board
5.000%, 05/15/2019	300,000	320,967
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,048,090
		2,865,686
Washington - 2.21%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	919,027
City of Monroe, WA Water & Sewer Revenue
4.750%, 12/01/2031	100,000	113,480
State of Washington
5.000%, 02/01/2018	315,000	320,396
5.000%, 01/01/2023	100,000	101,346
5.000%, 08/01/2029	400,000	478,300
		1,932,549
Wisconsin - 2.65%
City of Madison WI Water Utility Revenue
4.000%, 01/01/2026	800,000	835,512
State of Wisconsin
4.000%, 05/01/2020	100,000	105,124
Wisconsin Department of Transportation
4.000%, 07/01/2018	175,000	179,564
5.000%, 07/01/2028	1,000,000	1,200,210
		2,320,410
Total Municipal Bonds (Cost $85,291,418)		86,083,658

	Shares
Money Market Funds - 0.78%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institiutional Class, 0.878% (b)	686,044	686,044
Total Money Market Funds (Cost $686,044)		686,044

Total Investments (Cost $85,977,462) - 99.04%		86,769,702
Other Assets in Excess of Liabilities - 0.96%		839,444
Total Net Assets - 100.00%		$87,609,146

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	The rate shown represents the seven day yield as of August 31, 2017.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
August 31, 2017 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.85%
New York - 91.36%
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	$200,000	$201,662
City of New York, NY
5.000%, 08/01/2018	725,000	752,333
6.000%, 10/15/2023	465,000	491,728
6.000%, 10/15/2023	275,000	290,744
County of Onondaga, NY
4.000%, 02/15/2018	50,000	50,735
5.000%, 05/01/2023	190,000	216,896
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,038,840
4.000%, 07/01/2022	5,000	5,543
Erie County Fiscal Stability Authority
5.000%, 05/15/2023	310,000	343,458
Freeport Union Free School District
5.000%, 12/01/2019	220,000	239,921
Metropolitan Transportation Authority
5.000%, 11/15/2025	500,000	599,170
5.000%, 11/15/2026	1,000,000	1,184,050
5.000%, 11/15/2030 (a)	460,000	498,631
5.000%, 11/15/2034 (a)	650,000	710,242
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2030	1,120,000	1,342,466
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2017	160,000	161,040
3.000%, 11/01/2018	295,000	302,602
5.000%, 08/01/2019	175,000	188,782
5.000%, 05/01/2028	300,000	374,460
New York City Trust for Cultural Resources
5.000%, 10/01/2017	175,000	175,518
5.000%, 04/01/2026	750,000	783,472
5.000%, 07/01/2031	620,000	738,439
New York City Water & Sewer System
5.000%, 06/15/2021	200,000	206,538
5.000%, 06/15/2026	1,000,000	1,141,810
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,002,960
New York Power Authority
5.000%, 11/15/2017	225,000	226,843
5.000%, 11/15/2022	150,000	178,521
New York State Bridge Authority
4.000%, 01/01/2019	100,000	104,137
New York State Dormitory Authority
4.000%, 02/15/2019	205,000	214,323
5.000%, 03/15/2019	700,000	744,142
5.000%, 07/01/2023	875,000	1,016,943
5.000%, 03/15/2025	200,000	238,974
5.000%, 03/15/2026	125,000	127,811
4.750%, 12/15/2028	100,000	105,065
5.000%, 07/01/2029	500,000	569,320
5.000%, 10/01/2031	650,000	705,497

5.000%, 02/15/2035	585,000	642,236
5.250%, 07/01/2048	625,000	647,769
New York State Environmental Facilities Corp.
5.000%, 05/15/2018	250,000	257,350
New York State Housing Finance Agency
1.800%, 11/01/2020	100,000	101,913
2.900%, 11/01/2025	190,000	196,933
3.050%, 11/01/2027	1,000,000	1,019,580
New York State Thruway Authority
5.000%, 03/15/2018	300,000	306,732
5.000%, 01/01/2032	1,500,000	1,757,025
New York State Urban Development Corp.
5.000%, 12/15/2022	260,000	263,078
5.000%, 12/15/2022	590,000	596,903
5.000%, 03/15/2029	750,000	882,585
Port Authority of New York & New Jersey
5.000%, 10/15/2019	125,000	135,761
5.000%, 11/15/2026	200,000	201,630
5.000%, 09/01/2028	750,000	907,440
5.000%, 11/15/2031	300,000	369,528
Riverhead Central School District
2.000%, 10/15/2018	750,000	760,575
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	617,190
State of New York
5.000%, 12/15/2030	1,000,000	1,156,060
State of New York Mortgage Agency
2.650%, 04/01/2029	500,000	499,995
Town of Huntington, NY
4.000%, 11/15/2017	200,000	201,268
Town of Southampton, NY
3.000%, 03/15/2018	975,000	986,573
Triborough Bridge & Tunnel Authority
4.000%, 11/15/2017	300,000	301,848
5.000%, 11/15/2024	755,000	899,394
5.000%, 11/15/2029	250,000	309,557
Utility Debt Securitization Authority
5.000%, 12/15/2028	750,000	924,653
		32,217,192
Ohio - 2.15%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2025	475,000	548,582
State of Ohio
5.000%, 01/01/2022	185,000	209,359
		757,941
Pennsylvania - 1.09%
Pennsylvania Turnpike Commission
5.000%, 12/01/2030	325,000	382,814
Tennessee - 1.14%
Tennessee Housing Development Agency
1.350%, 07/01/2020	400,000	401,268
Texas - 3.11%
Tomball Independent School District
1.100%, 02/15/2043 (a)	1,100,000	1,097,052
Total Municipal Bonds (Cost $34,609,576)		34,856,267

	Shares
Money Market Funds - 0.22%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.878% (b)	79,104	79,104
Total Money Market Funds (Cost $79,104)		79,104

Total Investments (Cost $34,688,680) - 99.07%	34,935,371
Other Assets in Excess of Liabilities - 0.93%	328,383
Total Net Assets - 100.00%	$35,263,754

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	The rate shown represents the seven day yield as of August 31, 2017.

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows(1):

	Core Taxable Bond Fund	Equity Allocation Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Tax cost of investments	$78,448,852	$91,852,056	$85,977,462	$34,688,680
Gross unrealized appreciation	960,476	21,246,959	916,377	331,019
Gross unrealized depreciation	(258,147)	(2,306,873)	(124,137)	(84,328)
Net unrealized appreciation (depreciation)	$702,329	$18,940,086	$792,240	$246,691

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objectives and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company"

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedule of investments.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and .the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized on a constant yield 2 methodology until maturity.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2017.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$55,978,257	$47,489,253	$-	$103,467,510
Mutual Funds	4,533,911	-	-	4,533,911
Preferred Stock	473,894	437,225	-	911,119
Real Estate Investment Trusts	188,033	-	-	188,033
Total Equity Securities	61,174,095	47,926,478	-	109,100,573
Money Market Funds	1,691,569	-	-	1,691,569
Total Investments in Securities	$62,865,664	$47,926,478	$-	$110,792,142

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$-	$28,942,281	$-	$28,942,281
Municipal Bonds	-	19,632,630	-	19,632,630
U.S. Treasury Bills	-	1,857,710	-	1,857,710
U.S. Government Notes/Bonds	-	13,355,577	-	13,355,577
Total Fixed Income Securities	-	63,788,198	-	63,788,198
Exchange-Traded Funds	14,425,024	-	-	14,425,024
Money Market Funds	937,959	-	-	937,959
Total Investments in Securities	$15,362,983	$63,788,198	$-	$79,151,181

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$86,083,658	$-	$86,083,658
Total Fixed Income Securities	-	86,083,658	-	86,083,658
Money Market Funds	686,044	-	-	686,044
Total Investments in Securities	$686,044	$86,083,658	$-	$86,769,702

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$34,856,267	$-	$34,856,267
Total Fixed Income Securities	-	34,856,267	-	34,856,267
Money Market Funds	79,104	-	-	79,104
Total Investments in Securities	$79,104	$34,856,267	$-	$34,935,371

The Funds held no Level 3 securities during the period ended August 31, 2017.
The Funds recognize transfers between levels as of the end of the fiscal period.

Equity AllocationFund
Transfers into Level 1	$190,217
Transfers out of Level 1	-
Net transfer in and/or out of Level 1	190,217

Transfers into Level 2	$-
Transfers out of Level 2	(190,217)
Net transfer in and/or out of Level 2	(190,217)

Transfers into Level 1 and out of Level 2 resulted from foreign securities which were previously priced using a systemic fair valuation model (Level 2 securities) and then priced at August 31, 2017 using the last sale price (Level 1 securities).

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
    John Buckel, President

Date  October 17, 2017

By (Signature and Title)* /s/ Jennifer Lima
    Jennifer Lima, Treasurer

Date  October 17, 2017

* Print the name and title of each signing officer under his or her signature.